As filed with the Securities and Exchange Commission on May 29, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22871

HCIM Trust
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

Hatteras PE Intelligence Fund
Schedule of Investments
March 31, 2014 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Aerospace & Defense - 3.4%
Alliant Techsystems, Inc.	572	$81,310
B/E Aerospace, Inc. (a)	1,794	155,701
Esterline Technologies Corp. (a)	571	60,834
Exelis, Inc.	3,407	64,767
General Dynamics Corp.	252	27,448
Honeywell International, Inc.	590	54,728
Huntington Ingalls Industries, Inc.	898	91,830
L-3 Communications Holdings, Inc.	67	7,916
Lockheed Martin Corp.	204	33,301
Northrop Grumman Corp.	167	20,604
Precision Castparts Corp.	110	27,804
Raytheon Co.	243	24,006
Rockwell Collins, Inc.	102	8,126
Textron, Inc.	211	8,290
The Boeing Co.	522	65,506
Triumph Group, Inc.	946	61,093
United Technologies Corp.	634	74,077
Total Aerospace & Defense		867,341

Air Freight & Logistics - 0.4%
C H Robinson Worldwide, Inc.	65	3,405
Expeditors International of Washington, Inc.	154	6,103
FedEx Corp.	222	29,428
United Parcel Service, Inc.	534	52,001
UTi Worldwide, Inc.	1,640	17,368
Total Air Freight & Logistics		108,305

Airlines - 0.7%
Alaska Air Group, Inc.	1,245	116,171
Delta Air Lines, Inc.	646	22,384
JetBlue Airways Corp. (a)	3,950	34,326
Southwest Airlines Co.	522	12,324
Total Airlines		185,205

Auto Components - 0.5%
BorgWarner, Inc.	246	15,122
Delphi Automotive PLC	301	20,426
Gentex Corp.	1,916	60,411
Johnson Controls, Inc.	736	34,827
The Goodyear Tire & Rubber Co.	267	6,977
Total Auto Components		137,763

Automobiles - 0.6%
Ford Motor Co.	4,220	65,832
General Motors Co.	1,403	48,291
Harley-Davidson, Inc.	237	15,787
Thor Industries, Inc.	589	35,964
Total Automobiles		165,874

The accompanying notes are an integral part of these Schedules of Investments.

Banks - 2.6%
Associated Banc-Corp.	819	14,791
BancorpSouth, Inc.	424	10,583
Bank Of America Corp.	3,145	54,094
Bank of Hawaii Corp.	226	13,698
BB&T Corp.	209	8,396
Cathay General BanCorp	378	9,522
Citigroup, Inc.	892	42,459
City National Corp.	239	18,814
Comerica, Inc.	20	1,036
Commerce Bancshares, Inc.	413	19,172
Cullen/Frost Bankers, Inc.	268	20,778
East West Bancorp, Inc.	730	26,645
Fifth Third Bancorp	263	6,036
First Horizon National Corp.	1,190	14,685
First Niagara Financial Group, Inc.	1,790	16,916
FirstMerit Corp.	845	17,601
Fulton Financial Corp.	982	12,354
Hancock Holding Co.	417	15,283
Huntington Bancshares, Inc.	87	867
International Bancshares Corp.	292	7,323
JPMorgan Chase & Co.	1,114	67,631
KeyCorp	97	1,381
M&T Bank Corp.	38	4,609
Prosperity Bancshares, Inc.	287	18,985
Regions Financial Corp.	402	4,466
Signature Bank (a)	242	30,393
SunTrust Banks, Inc.	158	6,287
SVB Financial Group (a)	233	30,006
Synovus Financial Corp.	4,916	16,665
TCF Financial Corp.	837	13,944
The PNC Financial Services Group, Inc.	158	13,746
Trustmark Corp.	344	8,720
US Bancorp	544	23,316
Valley National Bancorp	1,018	10,597
Webster Financial Corp.	461	14,319
Wells Fargo & Co.	1,442	71,725
Westamerica Bancorporation	136	7,355
Zions Bancorporation	20	620
Total Banks		675,818

Beverages - 0.3%
Beam, Inc.	25	2,083
Brown-Forman Corp.	25	2,242
Coca-Cola Enterprises, Inc.	18	860
Constellation Brands, Inc. (a)	26	2,209
Dr. Pepper Snapple Group, Inc.	15	817
Molson Coors Brewing Co.	12	706
Monster Beverage Corp. (a)	10	695
PepsiCo, Inc.	393	32,815
The Coca-Cola Co.	985	38,080
Total Beverages		80,507

The accompanying notes are an integral part of these Schedules of Investments.

Biotechnology - 1.0%
Alexion Pharmaceuticals, Inc. (a)	67	10,193
Amgen, Inc.	251	30,958
Biogen Idec, Inc. (a)	78	23,858
Celgene Corp. (a)	138	19,265
Cubist Pharmaceuticals, Inc. (a)	881	64,445
Gilead Sciences, Inc. (a)	514	36,422
Regeneron Pharmaceuticals, Inc. (a)	26	7,807
United Therapeutics Corp. (a)	558	52,469
Vertex Pharmaceuticals, Inc. (a)	68	4,809
Total Biotechnology		250,226

Building Products - 1.1%
Allegion PLC	52	2,713
AO Smith Corp.	1,394	64,152
Fortune Brands Home & Security, Inc.	2,988	125,735
Lennox International, Inc.	825	75,001
Masco Corp.	267	5,930
Total Building Products		273,531

Capital Markets - 1.2%
Affiliated Managers Group, Inc. (a)	271	54,214
Ameriprise Financial, Inc.	58	6,384
BlackRock, Inc.	38	11,950
E*Trade Financial Corp. (a)	31	714
Eaton Vance Corp.	625	23,850
Federated Investors, Inc.	470	14,354
Franklin Resources, Inc.	122	6,610
Greenhill & Co., Inc.	135	7,017
Invesco Ltd.	127	4,699
Janus Capital Group, Inc.	766	8,326
Legg Mason, Inc.	12	589
Morgan Stanley	412	12,842
Northern Trust Corp.	24	1,573
Raymond James Financial, Inc.	631	35,292
SEI Investments Co.	733	24,636
State Street Corp.	129	8,972
T Rowe Price Group, Inc.	78	6,423
The Bank of New York Mellon Corp.	337	11,893
The Charles Schwab Corp.	337	9,210
The Goldman Sachs Group, Inc.	126	20,645
Waddell & Reed Financial, Inc.	439	32,319
Total Capital Markets		302,512

Chemicals - 1.5%
Air Products & Chemicals, Inc.	45	5,357
Albemarle Corp.	544	36,133
Ashland, Inc.	477	47,452
Cabot Corp.	392	23,152
Cytec Industries, Inc.	236	23,036
Ecolab, Inc.	57	6,155
EI du Pont de Nemours & Co.	195	13,085
Intrepid Potash, Inc. (a)	343	5,303
LyondellBasell Industries NV	90	8,005
Minerals Technologies, Inc.	229	14,784
Monsanto Co.	111	12,628

The accompanying notes are an integral part of these Schedules of Investments.

NewMarket Corp.	76	29,699
Olin Corp.	533	14,716
PPG Industries, Inc.	29	5,610
Praxair, Inc.	62	8,120
RPM International, Inc.	883	36,945
Sensient Technologies Corp.	337	19,010
The Dow Chemical Co.	259	12,585
The Mosaic Co.	71	3,550
The Scotts Miracle-Gro Co.	294	18,016
The Sherwin-Williams Co.	18	3,548
The Valspar Corp.	538	38,801
Total Chemicals		385,690

Commercial Services & Supplies - 2.1%
Cintas Corp.	72	4,292
Clean Harbors, Inc. (a)	984	53,913
Copart, Inc. (a)	2,010	73,144
Deluxe Corp.	917	48,115
Herman Miller, Inc.	1,061	34,090
HNI Corp.	822	30,052
Iron Mountain, Inc.	122	3,363
MSA Safety, Inc.	563	32,091
Pitney Bowes, Inc.	119	3,093
Republic Services, Inc.	201	6,866
Rollins, Inc.	1,158	35,018
RR Donnelley & Sons Co.	3,531	63,205
Stericycle, Inc. (a)	64	7,272
The ADT Corp.	163	4,882
The Brink's Co.	875	24,981
Tyco International Ltd.	350	14,840
Waste Connections, Inc.	2,202	96,580
Waste Management, Inc.	326	13,715
Total Commercial Services & Supplies		549,512

Communications Equipment - 0.9%
ADTRAN, Inc.	416	10,154
Ciena Corp. (a)	781	17,760
Cisco Systems, Inc.	2,098	47,016
F5 Networks, Inc. (a)	41	4,372
Harris Corp.	59	4,316
InterDigital, Inc.	292	9,668
JDS Uniphase Corp. (a)	1,733	24,262
Juniper Networks, Inc. (a)	226	5,822
Motorola Solutions, Inc.	109	7,008
Plantronics, Inc.	317	14,091
Polycom, Inc. (a)	984	13,500
QUALCOMM, Inc.	688	54,256
Riverbed Technology, Inc. (a)	1,165	22,962
Total Communications Equipment		235,187

Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	1,780	57,263
Fluor Corp.	96	7,462
Granite Construction, Inc.	645	25,755
Jacobs Engineering Group, Inc. (a)	98	6,223

The accompanying notes are an integral part of these Schedules of Investments.

KBR, Inc.	2,658	70,915
Quanta Services, Inc. (a)	161	5,941
URS Corp.	1,342	63,154
Total Construction & Engineering		236,713

Construction Materials - 0.3%
Eagle Materials, Inc.	335	29,701
Martin Marietta Materials, Inc.	307	39,404
Total Construction Materials		69,105

Consumer Finance - 0.2%
American Express Co.	277	24,938
Capital One Financial Corp.	173	13,349
Discover Financial Services	142	8,263
SLM Corp.	47	1,151
Total Consumer Finance		47,701

Containers & Packaging - 0.7%
Aptargroup, Inc.	442	29,216
Greif, Inc.	205	10,760
Packaging Corp. of America	659	46,374
Rock Tenn Co.	483	50,990
Silgan Holdings, Inc.	290	14,361
Sonoco Products Co.	686	28,140
Total Containers & Packaging		179,841

Distributors - 0.4%
Genuine Parts Co.	166	14,417
LKQ Corp. (a)	3,828	100,868
Total Distributors		115,285

Diversified Consumer Services - 0.8%
Apollo Education Group, Inc. (a)	1,303	44,615
DeVry Education Group, Inc.	754	31,962
H&R Block, Inc.	292	8,815
Matthews International Corp.	361	14,732
Service Corp International	2,753	54,730
Sotheby's	922	40,153
Total Diversified Consumer Services		195,007

Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc. (a)	539	67,359
CBOE Holdings, Inc.	452	25,583
CME Group, Inc.	94	6,957
IntercontinentalExchange Group, Inc.	35	6,924
Leucadia National Corp.	34	952
Mcgraw Hill Financial, Inc.	81	6,181
Moody's Corp.	57	4,521
MSCI, Inc. (a)	609	26,199
The NASDAQ OMX Group, Inc.	13	480
Total Diversified Financial Services		145,156

Diversified Telecommunication Services - 3.0%
AT&T, Inc.	5,475	192,008
CenturyLink, Inc.	620	20,361

The accompanying notes are an integral part of these Schedules of Investments.

Frontier Communications Corp.	703	4,007
tw telecom, Inc. (a)	10,805	337,764
Verizon Communications, Inc.	4,328	205,883
Windstream Holdings, Inc.	410	3,379
Total Diversified Telecommunication Services		763,402

Electric Utilities - 1.5%
American Electric Power Co., Inc.	218	11,044
Cleco Corp.	587	29,690
Duke Energy Corp.	316	22,506
Edison International	145	8,208
Entergy Corp.	78	5,214
Exelon Corp.	376	12,619
FirstEnergy Corp.	184	6,262
Great Plains Energy, Inc.	1,483	40,100
Hawaiian Electric Industries, Inc.	966	24,556
IDACORP, Inc.	489	27,125
NextEra Energy, Inc.	191	18,263
Northeast Utilities	140	6,370
OGE Energy Corp.	1,917	70,469
Pepco Holdings, Inc.	112	2,294
Pinnacle West Capital Corp.	49	2,678
PNM Resources, Inc.	772	20,867
PPL Corp.	280	9,279
The Southern Co.	391	17,181
Westar Energy, Inc.	1,233	43,352
Xcel Energy, Inc.	221	6,710
Total Electric Utilities		384,787

Electrical Equipment - 1.5%
Acuity Brands, Inc.	785	104,067
AMETEK, Inc.	144	7,415
Eaton Corp PLC	360	27,043
Emerson Electric Co.	527	35,204
General Cable Corp.	903	23,126
Hubbell, Inc.	951	113,996
Regal-Beloit Corp.	799	58,095
Rockwell Automation, Inc.	104	12,953
Roper Industries, Inc.	58	7,744
Total Electrical Equipment		389,643

Electronic Equipment, Instruments & Components - 1.3%
Amphenol Corp.	71	6,507
Arrow Electronics, Inc. (a)	729	43,273
Avnet, Inc.	1,013	47,135
Corning, Inc.	672	13,991
FLIR Systems, Inc.	25	900
Ingram Micro, Inc. (a)	1,132	33,462
Itron, Inc. (a)	288	10,236
Jabil Circuit, Inc.	32	576
Knowles Corp. (a)	628	19,826
National Instruments Corp.	726	20,829
TE Connectivity Ltd.	194	11,681
Tech Data Corp. (a)	279	17,008
Trimble Navigation Ltd. (a)	1,904	74,008

The accompanying notes are an integral part of these Schedules of Investments.

Vishay Intertechnology, Inc.	1,005	14,954
Zebra Technologies Corp. (a)	373	25,890
Total Electronic Equipment, Instruments & Components		340,276

Energy Equipment & Services - 2.5%
Atwood Oceanics, Inc. (a)	768	38,700
Baker Hughes, Inc.	19	1,235
Cameron International Corp. (a)	11	679
CARBO Ceramics, Inc.	272	37,533
Diamond Offshore Drilling, Inc.	3	146
Dresser-Rand Group, Inc. (a)	1,028	60,046
Dril-Quip, Inc. (a)	545	61,095
Ensco PLC	10	528
FMC Technologies, Inc. (a)	10	523
Halliburton Co.	69	4,063
Helix Energy Solutions Group, Inc. (a)	1,346	30,931
Helmerich & Payne, Inc.	5	538
Nabors Industries Ltd.	11	271
National Oilwell Varco, Inc.	18	1,402
Noble Corp. PLC	11	360
Oceaneering International, Inc.	1,461	104,987
Oil States International, Inc. (a)	747	73,654
Patterson-UTI Energy, Inc.	1,919	60,794
Rowan Cos. PLC (a)	6	202
Schlumberger Ltd.	186	18,135
Superior Energy Services, Inc.	2,148	66,073
Tidewater, Inc.	667	32,430
Transocean Ltd.	15	620
Unit Corp. (a)	585	38,247
Total Energy Equipment & Services		633,192

Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	116	12,955
CVS Caremark Corp.	306	22,907
Safeway, Inc.	17	628
SUPERVALU, Inc. (a)	5,001	34,207
Sysco Corp.	152	5,492
The Kroger Co.	135	5,893
United Natural Foods, Inc. (a)	1,266	89,785
Walgreen Co.	233	15,385
Wal-Mart Stores, Inc.	424	32,406
Whole Foods Market, Inc.	99	5,020
Total Food & Staples Retailing		224,678

Food Products - 3.1%
Archer-Daniels-Midland Co.	170	7,376
Campbell Soup Co.	13	583
ConAgra Foods, Inc.	65	2,017
Dean Foods Co.	2,344	36,238
Flowers Foods, Inc.	4,369	93,715
General Mills, Inc.	163	8,447
Hillshire Brands Co.	3,093	115,245
Hormel Foods Corp.	56	2,759
Ingredion, Inc.	1,867	127,105
Kellogg Co.	67	4,202

The accompanying notes are an integral part of these Schedules of Investments.

Keurig Green Mountain, Inc.	32	3,379
Kraft Foods Group, Inc.	155	8,696
Lancaster Colony Corp.	490	48,716
McCormick & Co, Inc.	10	717
Mead Johnson Nutrition Co.	52	4,323
Mondelez International, Inc.	444	15,340
Post Holdings, Inc. (a)	989	54,514
The Hain Celestial Group, Inc. (a)	1,268	115,984
The Hershey Co.	36	3,758
The JM Smucker Co.	8	778
Tootsie Roll Industries, Inc.	523	15,652
Tyson Foods, Inc.	20	880
WhiteWave Foods Co. (a)	4,451	127,032
Total Food Products		797,456

Gas Utilities - 0.9%
AGL Resources, Inc.	53	2,595
Atmos Energy Corp.	953	44,915
National Fuel Gas Co.	808	56,592
ONE Gas, Inc. (a)	499	17,929
ONEOK, Inc.	17	1,007
Questar Corp.	1,679	39,927
UGI Corp.	1,096	49,989
WGL Holdings, Inc.	500	20,030
Total Gas Utilities		232,984

Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	512	19,717
Align Technology, Inc. (a)	857	44,384
Baxter International, Inc.	179	13,171
Becton Dickinson & Co.	65	7,610
Boston Scientific Corp. (a)	389	5,259
CareFusion Corp. (a)	25	1,006
Covidien PLC	153	11,270
CR Bard, Inc.	14	2,072
DENTSPLY International, Inc.	18	829
Edwards Lifesciences Corp. (a)	14	1,038
Hill-Rom Holdings, Inc.	710	27,363
Hologic, Inc. (a)	3,281	70,542
IDEXX Laboratories, Inc. (a)	627	76,118
Intuitive Surgical, Inc. (a)	7	3,066
Masimo Corp. (a)	623	17,014
Medtronic, Inc.	330	20,308
ResMed, Inc.	1,679	75,035
Sirona Dental Systems, Inc. (a)	654	48,834
St. Jude Medical, Inc.	97	6,343
STERIS Corp.	705	33,664
Stryker Corp.	98	7,984
Teleflex, Inc.	489	52,440
The Cooper Cos., Inc.	580	79,669
Thoratec Corp. (a)	682	24,422
Varian Medical Systems, Inc. (a)	13	1,092
Zimmer Holdings, Inc.	49	4,634
Total Health Care Equipment & Supplies		654,884

The accompanying notes are an integral part of these Schedules of Investments.

Health Care Providers & Services - 2.6%
Aetna, Inc.	119	8,921
AmerisourceBergen Corp.	66	4,329
Cardinal Health, Inc.	115	8,048
Cigna Corp.	88	7,368
Community Health Systems, Inc. (a)	1,358	53,193
DaVita HealthCare Partners, Inc. (a)	33	2,272
Express Scripts Holding Co. (a)	264	19,824
Health Net, Inc. (a)	942	32,037
Henry Schein, Inc. (a)	1,032	123,190
Humana, Inc.	40	4,509
Laboratory Corp. of America Holdings (a)	10	982
LifePoint Hospitals, Inc. (a)	561	30,603
McKesson Corp.	76	13,419
MEDNAX, Inc. (a)	1,203	74,562
Omnicare, Inc.	1,229	73,334
Owens & Minor, Inc.	760	26,623
Patterson Cos., Inc.	11	459
Quest Diagnostics, Inc.	17	985
Tenet Healthcare Corp. (a)	13	556
UnitedHealth Group, Inc.	324	26,565
Universal Health Services, Inc.	1,066	87,487
VCA Antech, Inc. (a)	1,060	34,164
WellCare Health Plans, Inc. (a)	519	32,967
Wellpoint, Inc.	96	9,557
Total Health Care Providers & Services		675,954

Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	1,892	34,113
Cerner Corp. (a)	58	3,262
HMS Holdings Corp. (a)	1,054	20,079
Total Health Care Technology		57,454

Hotels, Restaurants & Leisure - 2.4%
Bally Technologies, Inc. (a)	521	34,527
Bob Evans Farms, Inc.	351	17,560
Brinker International, Inc.	890	46,680
Carnival Corp.	470	17,794
Chipotle Mexican Grill, Inc. (a)	33	18,746
Darden Restaurants, Inc.	89	4,518
Domino's Pizza, Inc.	743	57,189
International Game Technology	196	2,756
International Speedway Corp.	366	12,440
Life Time Fitness, Inc. (a)	521	25,060
Marriott International, Inc.	241	13,501
McDonald's Corp.	1,072	105,088
Panera Bread Co. (a)	348	61,412
Scientific Games Corp. (a)	647	8,883
Starbucks Corp.	792	58,117
Starwood Hotels & Resorts Worldwide, Inc.	206	16,398
The Cheesecake Factory, Inc.	638	30,388
The Wendy's Co.	3,471	31,655
Wyndham Worldwide Corp.	140	10,252
Wynn Resorts Ltd.	88	19,549
Yum! Brands, Inc.	481	36,263
Total Hotels, Restaurants & Leisure	628,776

The accompanying notes are an integral part of these Schedules of Investments.

Household Durables - 1.6%
DR Horton, Inc.	195	4,222
Garmin Ltd.	94	5,194
Harman International Industries, Inc.	73	7,767
Jarden Corp. (a)	1,585	94,831
KB Home	1,032	17,534
Leggett & Platt, Inc.	110	3,590
Lennar Corp.	184	7,290
MDC Holdings, Inc.	516	14,592
Mohawk Industries, Inc. (a)	65	8,839
Newell Rubbermaid, Inc.	311	9,299
NVR, Inc. (a)	55	63,085
PulteGroup, Inc.	238	4,567
Tempur Sealy International, Inc. (a)	797	40,384
Toll Brothers, Inc. (a)	2,086	74,887
Tupperware Brands Corp.	664	55,617
Whirlpool Corp.	84	12,555
Total Household Durables		424,253

Household Products - 1.8%
Church & Dwight Co., Inc.	3,437	237,394
Colgate-Palmolive Co.	225	14,596
Energizer Holdings, Inc.	1,534	154,535
Kimberly-Clark Corp.	99	10,915
The Clorox Co.	10	880
The Procter & Gamble Co.	709	57,145
Total Household Products		475,465

Independent Power and Renewable Electricity Producers - 0.0%
AES Corp.	290	4,141
NRG Energy, Inc.	143	4,548
Total Independent Power and Renewable Electricity Producers		8,689

Industrial Conglomerates - 1.5%
3M Co.	481	65,252
Carlisle Cos., Inc.	1,149	91,162
Danaher Corp.	452	33,900
General Electric Co.	7,634	197,644
Total Industrial Conglomerates		387,958

Insurance - 2.1%
ACE Ltd.	102	10,104
Aflac, Inc.	141	8,888
Alleghany Corp. (a)	86	35,035
American Financial Group, Inc.	367	21,179
American International Group, Inc.	439	21,954
Aon PLC	91	7,669
Arthur J. Gallagher & Co.	678	32,259
Aspen Insurance Holdings Ltd.	337	13,379
Assurant, Inc.	8	520
Brown & Brown, Inc.	612	18,825
Cincinnati Financial Corp.	16	778
Everest Re Group Ltd.	246	37,650

The accompanying notes are an integral part of these Schedules of Investments.

Fidelity National Financial, Inc.	1,421	44,676
First American Financial Corp.	543	14,417
Genworth Financial, Inc. (a)	52	922
Hartford Financial Services Group, Inc.	132	4,656
HCC Insurance Holdings, Inc.	514	23,382
Kemper Corp.	263	10,302
Lincoln National Corp.	28	1,419
Loews Corp.	33	1,454
Marsh & McLennan Cos., Inc.	165	8,134
Mercury General Corp.	136	6,131
MetLife, Inc.	330	17,424
Old Republic International Corp.	1,244	20,401
Primerica, Inc.	280	13,191
Principal Financial Group, Inc.	30	1,380
Protective Life Corp.	400	21,036
Prudential Financial, Inc.	137	11,597
Reinsurance Group of America, Inc.	360	28,667
RenaissanceRe Holdings Ltd.	213	20,789
StanCorp Financial Group, Inc.	225	15,030
The Allstate Corp.	136	7,695
The Chubb Corp.	76	6,787
The Hanover Insurance Group, Inc.	225	13,824
The Progressive Corp.	59	1,429
The Travelers Cos., Inc.	109	9,276
Torchmark Corp.	10	787
Unum Group	28	989
WR Berkley Corp.	561	23,349
XL Group PLC	31	969
Total Insurance		538,353

Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	402	135,281
Expedia, Inc.	113	8,192
HSN, Inc.	442	26,401
Netflix, Inc. (a)	63	22,178
priceline.com, Inc. (a)	56	66,746
TripAdvisor, Inc. (a)	120	10,871
Total Internet & Catalog Retail		269,669

Internet Software & Services - 1.4%
Akamai Technologies, Inc. (a)	100	5,821
AOL, Inc. (a)	555	24,292
Conversant, Inc. (a)	458	12,893
eBay, Inc. (a)	480	26,515
Equinix, Inc. (a)	361	66,727
Facebook, Inc. (a)	742	44,698
Google, Inc. (a)	117	130,397
Rackspace Hosting, Inc. (a)	885	29,046
VeriSign, Inc. (a)	24	1,294
Yahoo!, Inc. (a)	383	13,750
Total Internet Software & Services		355,433

IT Services - 2.3%
Accenture PLC	261	20,807
Acxiom Corp. (a)	571	19,640

The accompanying notes are an integral part of these Schedules of Investments.

Alliance Data Systems Corp. (a)	21	5,721
Automatic Data Processing, Inc.	228	17,615
Broadridge Financial Solutions, Inc.	866	32,163
Cognizant Technology Solutions Corp. (a)	286	14,474
Computer Sciences Corp.	76	4,622
Convergys Corp.	729	15,972
Corelogic, Inc. (a)	670	20,127
DST Systems, Inc.	214	20,285
Fidelity National Information Services, Inc.	138	7,376
Fiserv, Inc. (a)	122	6,916
Gartner, Inc. (a)	683	47,428
Global Payments, Inc.	531	37,759
International Business Machines Corp	403	77,574
Jack Henry & Associates, Inc.	626	34,906
Leidos Holdings, Inc.	529	18,711
ManTech International Corp.	253	7,441
MasterCard, Inc.	422	31,523
NeuStar, Inc. (a)	447	14,532
Paychex, Inc.	146	6,220
Science Applications International Corp.	302	11,292
Teradata Corp. (a)	91	4,476
The Western Union Co.	294	4,810
Total System Services, Inc.	29	882
VeriFone Systems, Inc. (a)	834	28,206
Visa, Inc.	208	44,899
WEX, Inc. (a)	289	27,469
Xerox Corp.	513	5,797
Total IT Services		589,643

Leisure Products - 0.8%
Brunswick Corp.	1,189	53,850
Hasbro, Inc.	78	4,338
Mattel, Inc.	360	14,440
Polaris Industries, Inc.	875	122,246
Total Leisure Products		194,874

Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	110	6,151
Bio-Rad Laboratories, Inc. (a)	239	30,621
Charles Riv Laboratories International, Inc. (a)	573	34,575
Covance, Inc. (a)	670	69,613
Mettler-Toledo International, Inc. (a)	360	84,845
PerkinElmer, Inc.	14	631
Techne Corp.	399	34,062
Thermo Fisher Scientific, Inc.	132	15,872
Waters Corp. (a)	10	1,084
Total Life Sciences Tools & Services		277,454

Machinery - 6.8%
AGCO Corp.	1,640	90,462
Caterpillar, Inc.	476	47,300
CLARCOR, Inc.	906	51,959
Crane Co.	886	63,039
Cummins, Inc.	130	19,369
Deere & Co.	286	25,969

The accompanying notes are an integral part of these Schedules of Investments.

Donaldson Co., Inc.	2,449	103,838
Dover Corp.	101	8,257
Flowserve Corp.	105	8,226
Graco, Inc.	1,104	82,513
Harsco Corp.	1,487	34,840
IDEX Corp.	1,468	107,002
Illinois Tool Works, Inc.	308	25,050
Ingersoll-Rand PLC	201	11,505
ITT Corp.	1,621	69,314
Joy Global, Inc.	74	4,292
Kennametal, Inc.	1,424	63,083
Lincoln Electric Holdings, Inc.	1,471	105,927
Nordson Corp.	1,083	76,341
Oshkosh Corp.	1,565	92,132
PACCAR, Inc.	267	18,006
Pall Corp.	82	7,337
Parker Hannifin Corp.	112	13,407
Pentair Ltd.	150	11,901
Snap-on, Inc.	49	5,560
SPX Corp.	818	80,418
Stanley Black & Decker, Inc.	91	7,393
Terex Corp.	2,027	89,796
Timken Co.	1,425	83,761
Trinity Industries, Inc.	1,420	102,339
Valmont Industries, Inc.	484	72,039
Wabtec Corp.	1,727	133,842
Woodward, Inc.	1,094	45,434
Xylem, Inc.	74	2,695
Total Machinery		1,764,346

Marine - 0.5%
Kirby Corp. (a)	1,023	103,579
Matson, Inc.	770	19,011
Total Marine		122,590

Media - 3.5%
AMC Networks, Inc. (a)	792	57,887
Cablevision Systems Corp.	156	2,632
CBS Corp.	597	36,895
Cinemark Holdings, Inc.	1,390	40,324
Comcast Corp.	2,798	139,956
DIRECTV (a)	527	40,273
Discovery Communications, Inc. (a)	240	19,848
Dreamworks Animation SKG, Inc. (a)	950	25,223
Gannett Co., Inc.	150	4,140
Graham Holdings Co.	3	2,111
John Wiley & Sons, Inc.	608	35,045
Lamar Advertising Co. (a)	862	43,953
Meredith Corp.	487	22,612
New York Times Co.	1,645	28,162
News Corp. (a)	536	9,230
Omnicom Group, Inc.	279	20,255
Scripps Networks Interactive, Inc.	119	9,033
The Interpublic Group of Cos., Inc.	451	7,730
The Walt Disney co.	1,773	141,964

The accompanying notes are an integral part of these Schedules of Investments.

Time Warner Cable, Inc.	301	41,291
Time Warner, Inc.	966	63,109
Twenty-First Century Fox, Inc.	2,098	67,073
Viacom, Inc.	435	36,971
Total Media		895,717

Metals & Mining - 0.6%
Carpenter Technology Corp.	350	23,114
Commercial Metals Co.	787	14,859
Compass Minerals International, Inc.	225	18,567
Freeport-McMoRan Copper & Gold, Inc.	220	7,275
Reliance Steel & Aluminum Co.	516	36,460
Royal Gold, Inc.	443	27,741
Steel Dynamics, Inc.	1,462	26,009
Worthington Industries, Inc.	352	13,464
Total Metals & Mining		167,489

Multiline Retail - 0.7%
Big Lots, Inc. (a)	750	28,402
Dollar General Corp. (a)	314	17,421
Dollar Tree, Inc. (a)	224	11,688
Family Dollar Stores, Inc.	64	3,713
JC Penney Co., Inc. (a)	4,017	34,626
Kohl's Corp.	219	12,439
Macy's, Inc.	395	23,420
Nordstrom, Inc.	153	9,555
Target Corp.	678	41,026
Total Multiline Retail		182,290

Multi-Utilities - 1.0%
Alliant Energy Corp.	1,077	61,184
Ameren Corp.	108	4,449
Black Hills Corp.	434	25,020
CenterPoint Energy, Inc.	189	4,477
CMS Energy Corp.	118	3,455
Consolidated Edison, Inc.	132	7,082
Dominion Resources, Inc.	256	18,173
DTE Energy Co.	78	5,795
Integrys Energy Group, Inc.	35	2,088
MDU Resources Group, Inc.	1,827	62,684
NiSource, Inc.	139	4,939
PG&E Corp.	198	8,554
Public Service Enterprise Group, Inc.	224	8,543
SCANA Corp.	62	3,182
Sempra Energy	100	9,676
TECO Energy, Inc.	91	1,561
Vectren Corp.	797	31,394
Wisconsin Energy Corp.	100	4,655
Total Multi-Utilities		266,911

Oil, Gas & Consumable Fuels - 3.1%
Alpha Natural Resources, Inc. (a)	2,994	12,724
Anadarko Petroleum Corp.	41	3,475
Apache Corp.	18	1,493
Bill Barrett Corp. (a)	651	16,666

The accompanying notes are an integral part of these Schedules of Investments.

Cabot Oil & Gas Corp.	18	610
Chesapeake Energy Corp.	21	538
Chevron Corp.	272	32,343
Cimarex Energy Co.	1,180	140,550
ConocoPhillips	100	7,035
CONSOL Energy, Inc.	10	399
Denbury Resources, Inc.	16	262
Devon Energy Corp.	17	1,138
Energen Corp.	986	79,679
EOG Resources, Inc.	22	4,316
EQT Corp.	7	679
Exxon Mobil Corp.	618	60,366
Gulfport Energy Corp. (a)	1,129	80,362
Hess Corp.	13	1,077
HollyFrontier Corp.	2,712	129,037
Kinder Morgan, Inc.	29	942
Marathon Oil Corp.	30	1,066
Marathon Petroleum Corp.	13	1,131
Murphy Oil Corp.	8	503
Newfield Exploration Co. (a)	6	188
Noble Energy, Inc.	16	1,137
Occidental Petroleum Corp.	65	6,194
Peabody Energy Corp.	12	196
Phillips 66	49	3,776
Pioneer Natural Resources Co.	6	1,123
QEP Resources, Inc.	8	236
Range Resources Corp.	7	581
Rosetta Resources, Inc. (a)	831	38,708
SM Energy Co.	908	64,731
Southwestern Energy Co. (a)	15	690
Spectra Energy Corp.	29	1,071
Tesoro Corp.	6	304
The Williams Cos., Inc.	29	1,177
Valero Energy Corp.	22	1,168
World Fuel Services Corp.	987	43,527
WPX Energy, Inc. (a)	3,492	62,961
Total Oil, Gas & Consumable Fuels		804,159

Paper & Forest Products - 0.2%
Domtar Corp.	217	24,352
International Paper Co.	93	4,267
Louisiana-Pacific Corp. (a)	951	16,043
Total Paper & Forest Products		44,662

Personal Products - 0.0%
Avon Products, Inc.	184	2,694
The Estee Lauder Cos., Inc.	67	4,481
Total Personal Products		7,175

Pharmaceuticals - 2.2%
AbbVie, Inc.	527	27,088
Actavis PLC (a)	58	11,939
Allergan, Inc.	98	12,162
Bristol-Myers Squibb Co.	542	28,157
Eli Lilly & Co.	330	19,424

The accompanying notes are an integral part of these Schedules of Investments.

Endo International PLC (a)	1,652	113,410
Forest Laboratories, Inc. (a)	59	5,444
Hospira, Inc. (a)	21	908
Johnson & Johnson	935	91,845
Mallinckrodt PLC (a)	696	44,133
Merck & Co., Inc.	970	55,067
Mylan, Inc. (a)	128	6,250
Perrigo Co. PLC	35	5,413
Pfizer, Inc.	2,157	69,283
Salix Pharmaceuticals Ltd. (a)	750	77,708
Zoetis, Inc.	93	2,691
Total Pharmaceuticals		570,922

Professional Services - 1.3%
Equifax, Inc.	92	6,259
FTI Consulting, Inc. (a)	705	23,505
Manpowergroup, Inc.	1,411	111,229
Nielsen Holdings NV	213	9,506
Robert Half International, Inc.	98	4,111
The Corporate Executive Board Co.	609	45,206
The Dun & Bradstreet Corp.	22	2,186
Towers Watson & Co.	1,153	131,499
Total Professional Services		333,501

Real Estate Investment Trusts (REITs) - 3.2%
Alexandria Real Estate Equities, Inc.	372	26,992
American Campus Communities, Inc.	547	20,430
American Tower Corp.	119	9,743
Apartment Investment & Management Co.	16	484
AvalonBay Communities, Inc.	37	4,859
BioMed Realty Trust, Inc.	1,000	20,490
Boston Properties, Inc.	44	5,039
BRE Properties, Inc.	399	25,049
Camden Property Trust	445	29,966
Corporate Office Properties Trust	460	12,254
Corrections Corp. of America	602	18,855
Duke Realty Corp.	1,697	28,645
Equity One, Inc.	334	7,462
Equity Residential	102	5,915
Essex Property Trust, Inc.	197	33,500
Extra Space Storage, Inc.	573	27,796
Federal Realty Investment Trust	338	38,775
General Growth Properties, Inc.	145	3,190
HCP, Inc.	138	5,353
Health Care REIT, Inc.	83	4,947
Highwoods Properties, Inc.	467	17,937
Home Properties, Inc.	298	17,916
Hospitality Properties Trust	774	22,229
Host Hotels & Resorts, Inc.	229	4,635
Kilroy Realty Corp.	425	24,897
Kimco Realty Corp.	44	963
Liberty Property Trust	760	28,090
Mack-Cali Realty Corp.	455	9,459
Mid-America Apartment Communities, Inc.	389	26,557
National Retail Properties, Inc.	635	21,793

The accompanying notes are an integral part of these Schedules of Investments.

Omega Healthcare Investors, Inc.	636	21,319
Plum Creek Timber Co., Inc.	18	757
Potlatch Corp.	212	8,202
Prologis, Inc.	152	6,206
Public Storage	43	7,245
Rayonier, Inc.	655	30,071
Realty Income Corp.	1,081	44,170
Regency Centers Corp.	485	24,764
Senior Housing Properties Trust	976	21,931
Simon Property Group, Inc.	94	15,416
SL Green Realty Corp.	494	49,706
Taubman Centers, Inc.	328	23,219
The Macerich Co.	15	935
UDR, Inc.	1,308	33,786
Ventas, Inc.	90	5,451
Vornado Realty Trust	50	4,928
Weingarten Realty Investors	586	17,580
Weyerhaeuser Co.	165	4,843
Total Real Estate Investment Trusts (REITs)		824,749

Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	217	9,236
CBRE Group, Inc. (a)	30	823
Jones Lang Lasalle, Inc.	231	27,373
Total Real Estate Management & Development		37,432

Road & Rail - 2.0%
Con-way, Inc.	1,031	42,354
CSX Corp.	758	21,959
Genesee & Wyoming, Inc. (a)	924	89,924
JB Hunt Transport Services, Inc.	1,647	118,452
Kansas City Southern	65	6,634
Landstar System, Inc.	823	48,738
Norfolk Southern Corp.	227	22,058
Old Dominion Freight Line, Inc. (a)	1,253	71,095
Ryder System, Inc.	21	1,678
Union Pacific Corp.	346	64,930
Werner Enterprises, Inc.	818	20,867
Total Road & Rail		508,689

Semiconductors & Semiconductor Equipment - 1.8%
Advanced Micro Devices, Inc. (a)	4,514	18,101
Altera Corp.	143	5,182
Analog Devices, Inc.	146	7,758
Applied Materials, Inc.	558	11,394
Atmel Corp. (a)	3,160	26,418
Broadcom Corp.	253	7,964
Cree, Inc. (a)	895	50,621
Cypress Semiconductor Corp.	1,070	10,989
Fairchild Semiconductor International, Inc. (a)	913	12,590
First Solar, Inc. (a)	12	838
Integrated Device Technology, Inc. (a)	1,001	12,242
Intel Corp.	2,026	52,291
International Rectifier Corp. (a)	523	14,330
Intersil Corp.	944	12,197

The accompanying notes are an integral part of these Schedules of Investments.

KLA-tencor Corp.	74	5,116
Lam Research Corp. (a)	85	4,675
Linear Technology Corp.	104	5,064
LSI Corp.	94	1,041
Microchip Technology, Inc.	104	4,967
Micron Technology, Inc. (a)	499	11,806
NVIDIA Corp.	314	5,624
RF Micro Devices, Inc. (a)	2,091	16,477
Semtech Corp. (a)	511	12,949
Silicon Laboratories, Inc. (a)	291	15,205
Skyworks Solutions, Inc. (a)	1,401	52,566
SunEdison, Inc. (a)	1,883	35,476
Teradyne, Inc. (a)	1,427	28,383
Texas Instruments, Inc.	443	20,887
Xilinx, Inc.	118	6,404
Total Semiconductors & Semiconductor Equipment		469,555

Software - 2.9%
ACI Worldwide, Inc. (a)	283	16,751
Adobe Systems, Inc. (a)	218	14,331
Advent Software, Inc.	301	8,837
ANSYS, Inc. (a)	673	51,834
Autodesk, Inc. (a)	99	4,869
CA, Inc.	148	4,584
Cadence Design System, Inc. (a)	2,120	32,945
Citrix Systems, Inc. (a)	83	4,767
CommVault Systems, Inc. (a)	337	21,888
Compuware Corp.	1,605	16,853
Concur Technologies, Inc. (a)	352	34,873
Electronic Arts, Inc. (a)	145	4,206
FactSet Research Systems, Inc.	295	31,804
Fair Isaac Corp.	256	14,162
Fortinet, Inc. (a)	1,013	22,316
Informatica Corp. (a)	802	30,300
Intuit	135	10,494
Mentor Graphics Corp.	721	15,876
MICROS Systems, Inc. (a)	550	29,111
Microsoft Corp.	3,114	127,643
Oracle Corp.	1,388	56,783
PTC, Inc. (a)	874	30,966
Red Hat, Inc. (a)	78	4,132
Rovi Corp. (a)	741	16,880
Salesforce.com, Inc. (a)	259	14,786
SolarWinds, Inc. (a)	479	20,420
Solera Holdings, Inc.	509	32,240
Symantec Corp.	329	6,570
Synopsys, Inc. (a)	1,141	43,826
TIBCO Software, Inc. (a)	1,143	23,226
Total Software		748,273

Specialty Retail - 4.7%
Aaron's, Inc.	962	29,091
Abercrombie & Fitch Co.	1,001	38,539
Advance Auto Parts, Inc.	967	122,325
American Eagle Outfitters, Inc.	2,202	26,952

The accompanying notes are an integral part of these Schedules of Investments.

ANN, Inc. (a)	602	24,971
Ascena Retail Group, Inc. (a)	1,694	29,272
AutoNation, Inc. (a)	49	2,608
AutoZone, Inc. (a)	37	19,873
Bed Bath & Beyond, Inc. (a)	231	15,893
Best Buy Co., Inc.	293	7,738
Cabela's, Inc. (a)	616	40,354
CarMax, Inc. (a)	241	11,279
Chico's FAS, Inc.	2,073	33,230
CST Brands, Inc.	995	31,084
Dick's Sporting Goods, Inc.	1,346	73,505
Foot Locker, Inc.	1,942	91,235
GameStop Corp.	90	3,699
Guess?, Inc.	791	21,832
L Brands, Inc.	260	14,760
Lowe's Cos., Inc.	1,121	54,817
Murphy USA, Inc. (a)	585	23,745
Office Depot, Inc. (a)	6,316	26,085
O'Reilly Automotive, Inc. (a)	116	17,213
PetSmart, Inc.	111	7,647
Rent-A-Center, Inc.	700	18,620
Ross Stores, Inc.	233	16,671
Signet Jewelers Ltd.	1,049	111,047
Staples, Inc.	706	8,006
The Gap, Inc.	286	11,457
The Home Depot, Inc.	1,499	118,616
Tiffany & Co.	118	10,166
TJX Cos., Inc.	761	46,155
Tractor Supply Co.	150	10,595
Urban Outfitters, Inc. (a)	83	3,027
Williams-Sonoma, Inc.	1,169	77,902
Total Specialty Retail		1,200,009

Technology Hardware, Storage & Peripherals - 1.6%
3D Systems Corp. (a)	710	41,996
Apple, Inc.	366	196,447
Diebold, Inc.	468	18,669
EMC Corp.	850	23,298
Hewlett-Packard Co.	772	24,982
Lexmark International, Inc.	452	20,923
NCR Corp. (a)	1,195	43,677
NetApp, Inc.	154	5,683
SanDisk Corp.	106	8,606
Seagate Technology PLC	155	8,705
Western Digital Corp.	100	9,182
Total Technology Hardware, Storage & Peripherals		402,168

Textiles, Apparel & Luxury Goods - 1.8%
Carter's, Inc.	725	56,296
Coach, Inc.	300	14,898
Deckers Outdoor Corp. (a)	452	36,038
Fossil Group, Inc. (a)	38	4,431
Hanesbrands, Inc.	1,310	100,189
Michael Kors Holdings Ltd. (a)	188	17,535
NIKE, Inc.	803	59,310

The accompanying notes are an integral part of these Schedules of Investments.

PVH Corp.	88	10,980
Ralph Lauren Corp.	65	10,460
Under Armour, Inc. (a)	1,073	123,009
VF Corp.	379	23,452
Total Textiles, Apparel & Luxury Goods		456,598

Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	429	5,929
Hudson City Bancorp, Inc.	51	501
New York Community Bancorp, Inc.	2,249	36,141
People's United Financial, Inc.	34	506
Washington Federal, Inc.	519	12,093
Total Thrifts & Mortgage Finance		55,170

Tobacco - 0.4%
Altria Group, Inc.	514	19,239
Lorillard, Inc.	92	4,975
Philip Morris International, Inc.	411	33,649
Reynolds American, Inc.	81	4,327
Universal Corp.	592	33,087
Total Tobacco		95,277

Trading Companies & Distributors - 1.4%
Fastenal Co.	161	7,941
GATX Corp.	831	56,408
MSC Industrial Direct Co., Inc.	874	75,619
United Rentals, Inc. (a)	1,661	157,695
Watsco, Inc.	485	48,456
WW Grainger, Inc.	36	9,096
Total Trading Companies & Distributors		355,215

Water Utilities - 0.2%
Aqua America, Inc.	1,707	42,794
Wireless Telecommunication Services - 0.8%
Crown Castle International Corp.	101	7,452
Telephone & Data Systems, Inc.	7,319	191,831
Total Wireless Telecommunication Services		199,283

TOTAL COMMON STOCKS (Cost $24,113,180)		$25,066,530

MONEY MARKET FUNDS - 0.3%
STIT - Liquid Assets Portfolio
0.06% (b)	80,086	80,086
TOTAL MONEY MARKET FUNDS (Cost $80,086)		$80,086
Total Investments (Cost $24,193,266) - 97.5%		25,146,616

Other Assets in Excess of Liabilities - 2.5%		649,937
TOTAL NET ASSETS - 100.0%		$25,796,553

Percentages are stated as a percent of net assets.
(a) Non-income producing.
(b) Variable Rate Security. The rate shown represents the rate at March 31, 2014.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

The accompanying notes are an integral part of these Schedules of Investments.

HCIM Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Fund's assets as of March 31, 2014 (Unaudited):

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$25,066,530	$-	$-	$25,066,530
Money Market Funds	80,086	-	-	80,086
Total Investments	$25,146,616	$-	$-	$25,146,616

There were no transfers into or out of Level 1, Level 2, or Level 3 during the reporting period.
Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these Schedules of Investments.

Hatteras Disciplined Opportunity Fund
Schedule of Investments
March 31, 2014 (Unaudited)

PURCHASED OPTIONS - 102.9% (c)	Contracts	Value
Call Options - 98.9%
S&P 500 Composite Stock Price Index
Expiration April 2014, Exercise Price: $23.55	71	$1,161,169
Expiration April 2014, Exercise Price: $183.50	71	29,846
Expiration May 2014, Exercise Price: $23.55	41	669,287
Expiration May 2014, Exercise Price: $183.50	41	22,051
Expiration June 2014, Exercise Price: $23.55	41	668,048
Expiration June 2014, Exercise Price: $24.20	25	405,722
Expiration June 2014, Exercise Price: $183.50	41	25,555
Expiration June 2014, Exercise Price: $185.50	25	12,197
Expiration July 2014, Exercise Price: $23.55	42	683,038
Expiration July 2014, Exercise Price: $183.50	42	29,331
Expiration August 2014, Exercise Price: $23.55	42	681,829
Expiration August 2014, Exercise Price: $24.20	25	404,227
Expiration August 2014, Exercise Price: $183.50	42	32,410
Expiration August 2014, Exercise Price: $185.50	25	16,100
Expiration September 2014, Exercise Price: $23.55	42	680,719
Expiration September 2014, Exercise Price: $183.50	42	34,973
Expiration October 2014, Exercise Price: $23.55	72	1,164,947
Expiration October 2014, Exercise Price: $183.50	72	64,654
Expiration November 2014, Exercise Price: $23.55	42	678,427
Expiration November 2014, Exercise Price: $183.50	42	40,102
Expiration November 2014, Exercise Price: $24.25	33	530,743
Expiration November 2014, Exercise Price: $186.50	33	25,544
Expiration December 2014, Exercise Price: $23.55	42	677,419
Expiration December 2014, Exercise Price: $24.20	40	642,565
Expiration December 2014, Exercise Price: $183.50	42	42,093
Expiration December 2014, Exercise Price: $185.50	40	35,236
Expiration January 2015, Exercise Price: $23.55	42	676,090
Expiration January 2015, Exercise Price: $24.35	35	560,614
Expiration January 2015, Exercise Price: $183.50	42	44,248
Expiration January 2015, Exercise Price: $186.60	35	30,351
Expiration February 2015, Exercise Price: $23.50	37	594,354
Expiration February 2015, Exercise Price: $24.20	40	640,109
Expiration February 2015, Exercise Price: $183.50	37	41,327
Expiration February 2015, Exercise Price: $185.50	40	39,225
Expiration March 2015, Exercise Price: $24.00	40	639,804
Expiration March 2015, Exercise Price: $24.25	33	527,016
Expiration March 2015, Exercise Price: $185.00	40	42,160
Expiration March 2015, Exercise Price: $186.50	33	31,985
Total Call Options		13,325,515

Put Options - 4.0%
S&P 500 Composite Stock Price Index
Expiration April 2014, Exercise Price: $183.50	71	4,251
Expiration May 2014, Exercise Price: $183.50	41	8,430
Expiration June 2014, Exercise Price: $183.50	41	13,045
Expiration June 2014, Exercise Price: $185.50	25	9,567
Expiration July 2014, Exercise Price: $183.50	42	17,646

The accompanying notes are an integral part of these Schedules of Investments.

Expiration August 2014, Exercise Price: $183.50	42	21,834
Expiration August 2014, Exercise Price: $185.50	25	14,801
Expiration September 2014, Exercise Price: $183.50	42	25,373
Expiration October 2014, Exercise Price: $183.50	72	49,862
Expiration November 2014, Exercise Price: $183.50	42	32,484
Expiration November 2014, Exercise Price: $186.50	33	29,444
Expiration December 2014, Exercise Price: $183.50	42	35,340
Expiration December 2014, Exercise Price: $185.50	40	36,791
Expiration January 2015, Exercise Price: $183.50	42	38,604
Expiration January 2015, Exercise Price: $186.60	35	36,476
Expiration February 2015, Exercise Price: $183.50	37	37,633
Expiration February 2015, Exercise Price: $185.50	40	42,899
Expiration March 2015, Exercise Price: $185.00	40	44,770
Expiration March 2015, Exercise Price: $186.50	33	39,076
Total Put Options		538,326

TOTAL PURCHASED OPTIONS (Cost $13,763,703)		$13,863,841

MONEY MARKET FUNDS - 4.9%	Shares
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio
0.06% (a)(b)	662,478	662,478
TOTAL MONEY MARKET FUNDS (Cost $662,478)		$662,478
Total Investments (Cost $14,426,181) - 107.8%		14,526,319

Liabilities in Excess of Other Assets - (7.8)%		(1,052,138)
TOTAL NET ASSETS - 100.0%		$13,474,181

Percentages are stated as a percent of net assets.

(a) Variable Rate Security. The rate shown represents the rate at March 31, 2014.
(b) The rate shown is the seven day yield as of March 31, 2014.
(c) Non-income producing.

The accompanying notes are an integral part of these Schedules of Investments.

Hatteras Disciplined Opportunity Fund
Options Written
March 31, 2014 (Unaudited)

WRITTEN OPTIONS - 8.3%	Contracts	Value
Call Options - 6.7%
S&P 500 Composite Stock Price Index
Expiration: April 2014, Exercise Price: $184.50	142	$48,170
Expiration: May 2014, Exercise Price: $185.00	82	35,285
Expiration: June 2014, Exercise Price: $185.60	82	39,480
Expiration: June 2014, Exercise Price: $186.80	50	20,369
Expiration: July 2014, Exercise Price: $186.15	84	44,302
Expiration: August 2014, Exercise Price: $186.90	84	47,066
Expiration: August 2014, Exercise Price: $188.00	50	24,914
Expiration: September 2014, Exercise Price: $187.45	84	49,771
Expiration: October 2014, Exercise Price: $188.00	144	90,813
Expiration: November 2014, Exercise Price: $188.80	84	54,410
Expiration: November 2014, Exercise Price: $109.25	66	37,868
Expiration: December 2014, Exercise Price: $189.40	84	55,952
Expiration: December 2014, Exercise Price: $190.20	80	50,049
Expiration: January 2015, Exercise Price: $190.10	84	57,343
Expiration: January 2015, Exercise Price: $191.00	70	44,655
Expiration: February 2015, Exercise Price: $190.00	74	55,875
Expiration: February 2015, Exercise Price: $191.50	80	53,192
Expiration: March 2015, Exercise Price: $191.70	80	56,070
Expiration: March 2015, Exercise Price: $193.00	66	42,335
Total Call Options		907,919

Put Options - 1.6%
S&P 500 Composite Stock Price Index
Expiration: April 2014, Exercise Price: $165.15	71	117
Expiration: May 2014, Exercise Price: $165.15	41	1,078
Expiration: June 2014, Exercise Price: $165.15	41	2,531
Expiration: June 2014, Exercise Price: $166.95	25	1,784
Expiration: July 2014, Exercise Price: $165.15	42	4,527
Expiration: August 2014, Exercise Price: $165.15	42	6,715
Expiration: August 2014, Exercise Price: $166.95	25	4,490
Expiration: September 2014, Exercise Price: $165.15	42	8,823
Expiration: October 2014, Exercise Price: $165.15	72	19,168
Expiration: November 2014, Exercise Price: $165.15	42	13,475
Expiration: November 2014, Exercise Price: $167.85	33	12,078
Expiration: December 2014, Exercise Price: $165.15	42	15,513
Expiration: December 2014, Exercise Price: $166.95	40	16,042
Expiration: January 2015, Exercise Price: $165.15	42	17,782
Expiration: January 2015, Exercise Price: $167.94	35	16,682
Expiration: February 2015, Exercise Price: $165.15	37	18,325
Expiration: February 2015, Exercise Price: $166.95	40	20,554
Expiration: March 2015, Exercise Price: $166.50	40	22,239
Expiration: March 2015, Exercise Price: $167.85	33	19,335
Total Put Options		221,258

TOTAL OPTIONS WRITTEN (Premiums received $1,158,414) - 8.3%		$1,129,177

The accompanying notes are an integral part of these Schedules of Investments.

The average quarterly market values of purchased and written options during the period ended March 31, 2014 (unaudited) were as follows:

Purchased options	$ 11,752,125
Written options	$ 880,425

The accompanying notes are an integral part of these Schedules of Investments.

HCIM Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Fund's assets as of March 31, 2014 (Unaudited):

Description	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$13,863,841	$-	$13,863,841
Money Market Funds	662,478	-	-	662,478
Total Long Investments in Securities	$662,478	$13,863,841	$-	$14,526,319

Written Options	$-	$1,129,177	$-	$1,129,177

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.
Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these Schedules of Investments.

HCIM Trust
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

1.	Security Valuation
Investments by the Hatteras PE Intelligence Fund (the “PEI Fund”) and the Hatteras Disciplined Opportunity Fund (the “Disciplined Fund”) (each a “Fund,” and collectively, the “Funds”), are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, Hatteras Capital Investment Management, LLC (the “Adviser”) and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Funds with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day’s price, the Adviser will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate its net asset value, the Funds may value its securities or fair value as determined in accordance with procedures approved by the Board of Trustees.

A summary of the inputs used to value the Funds’ net assets as of March 31, 2014 is located in a table following the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

U.S. Generally Accepted Accounting Principles (“GAAP”) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. GAAP also requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 -	Quoted prices in active markets for identical securities.
• Level 2 -	Other significant observable inputs (including quoted prices for similar securities or the identical security on an active market, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 -	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

There were no transfers in the Funds between levels during the three months ended March 31, 2014. Transfers between levels are recognized at the end of the reporting period.

2.	Derivative Transactions
The Funds may utilize derivative instruments to implement its investment strategies. The Funds may use total return swaps, credit default swaps and currency forward contracts to implement its strategy of seeking investment results, before fees and expenses, which correspond generally to the overall performance of the Nomura QES Modeled Private Equity Returns Index (the “Reference Index”).  Total return swaps may be used to gain exposure to certain broad based market sectors, instead of purchasing the underlying constituents of the sector directly. Currency forward contacts may be used to gain exposure to certain foreign equity markets that are components of the Reference Index.

HCIM Trust
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

A description of the potential benefits and risks with each type of derivative that may be used by the Funds is summarized below:

Total Return Swaps - A total return swap agreement is a financial contract between two parties, where one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity index, loans, or bonds. This is owned by the party receiving the set rate payment.

Credit Default Swaps - A credit default swap (“CDS”) is a financial contract between two parties, where the seller of the CDS will compensate the buyer in the event of a loan default or other credit event. The buyer of the CDS makes a series of payments (the CDS "fee" or "spread") to the seller and, in exchange, receives a payoff if the loan defaults.

Credit default swaps have two primary risks: counterparty risk and liquidity risk. Counterparty risk is the risk that the other party to the transaction will not honor its contractual obligation. Liquidity risk is the risk that buyers and sellers may become scarcer in periods of market volatility, making it difficult to close the position.

Forwards - A forward contract specifies the exchange of goods (generally a pre-determined amount of a foreign currency) for a specified price at a specified future date. However, forward contracts are not standardized nor traded on an exchange.  Therefore, forward contracts are subject to counterparty risk, or the risk that the other party to the transaction will not honor its contractual obligation.

In addition, as the principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade, these markets can experience periods of illiquidity, sometimes of significant duration.  Disruptions can occur in any currency market traded by a Fund due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward trading, to the possible detriment of a Fund.  Market illiquidity or disruption could result in significant losses.

Options - Call options give the owner of the option to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

Although option techniques can increase investment return, they can also involve a relatively higher level of risk. The writing (selling) of uncovered options involves a theoretically unlimited risk of a price increase or decline, as the case may be, in the underlying security. The expiration of unexercised long option positions effectively results in loss of the entire cost or premium paid for the option. Option premium costs, as well as the cost of covering options written by the Funds, can reduce or eliminate position profits or create losses as well.

With options, there is minimal counterparty credit risk to the Funds since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default.

FLexible EXchange® Options (“FLEX Options”) are customized option contracts available through the Chicago Board Options Exchange (“CBOE”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions.  The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

HCIM Trust
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

The Disciplined Fund engaged in derivative instruments during the three months ended March 31, 2014.  The average quarterly market value and the effects of realized and unrealized gains (losses) for the three months ended March 31, 2014 is located in a table following the Schedule of Investments.

As of the three months ended March 31, 2014, the PEI Fund had not entered into any derivative instruments.

3.	Federal Income Taxes
The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

	PEI Fund	Disciplined Fund
Cost of Investments	$24,476,300	$14,426,181
Gross tax unrealized appreciation	1,021,276	321,127
Gross tax unrealized depreciation	(350,960)	(220,989)
Net tax unrealized appreciation	$670,316	$100,138

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report. The Disciplined Fund commenced operations on December 31, 2013, and did not have any tax adjustments for the previous fiscal year.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  HCIM Trust

By  /s/ David B. Perkins
       David B. Perkins, Chief Executive Officer

Date   May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ David B. Perkins
       David B. Perkins, Chief Executive Officer

Date   May 27, 2014

By  /s/ Lance Baker
       Lance Baker, Chief Financial Officer and Treasurer

Date   May 27, 2014